Segment Information - Summary of Segment Information (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
ICT [member]
Disclosure of operating segments [line items]
Property and equipment and intangible assets	₩ 13,583,173